General (Details Narrative) $ in Thousands, ₪ in Millions			12 Months Ended
	Oct. 28, 2021 shares	May 26, 2021 shares	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchasing an interest venture percentage			18.00%		18.00%
Ventures development period			7 years
Purchasing venture agreement terms			As part of the agreement, the Seller received an option to buy back the Assets for consideration which will reflect the market fair value at that time, on the occurrence of the following events: a) if a motion is filed to liquidate the Company; b) if seven years after signing the agreement, the Company’s total accumulated revenues, direct or indirect, from the Venture or the commercialization of the patent will be lower than NIS 3.6 million
Accumulated revenue | ₪					₪ 3.6
Retained earnings accumulated deficit | $			$ 45,191	$ 51,121		$ 34,671
Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Issued During Period, Shares, New Issues	150,889
My Size Israel [Member] | Shoshana zigdon [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Issued During Period, Shares, New Issues		100,000